Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Summary of operating segment information

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Total segment revenue	143,771,701	132,760,385	4,014,854	3,790,933	8,633,753	6,596,195	13,443,380	14,671,415	(3,192,324)	(3,165,897)	166,671,364	154,653,031
Inter-segment revenue	(1,242,115)	(1,129,650)	(138,877)	(218,173)	(816,397)	(599,563)	(994,935)	(1,218,511)	3,192,324	3,165,897	-	-
Revenues from external customers	142,529,586	131,630,735	3,875,977	3,572,760	7,817,356	5,996,632	12,448,445	13,452,904	-	-	166,671,364	154,653,031
Adjusted EBITDA	66,447,440	58,709,420	1,473,181	1,404,598	2,174,255	2,320,938	152,667	1,281,881	(445,533)	(367,600)	69,802,010	63,349,237
IFRS 9 impairment loss provision	(816,347)	(1,328,887)	(5,361)	(8,742)	(198,699)	(118,363)	(823)	417	-	-	(1,021,230)	(1,455,575)

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Total segment revenue	132,760,385	112,545,775	3,790,933	3,859,327	6,596,195	5,118,775	14,671,415	19,575,574	(3,165,897)	(6,124,292)	154,653,031	134,975,159
Inter-segment revenue	(1,129,650)	(599,381)	(218,173)	(344,930)	(599,563)	(382,373)	(1,218,511)	(4,797,608)	3,165,897	6,124,292	-	-
Revenues from external customers	131,630,735	111,946,394	3,572,760	3,514,397	5,996,632	4,736,402	13,452,904	14,777,966	-	-	154,653,031	134,975,159
Adjusted EBITDA	58,709,420	47,313,804	1,404,598	1,286,695	2,320,938	2,525,944	1,281,881	1,874,517	(367,600)	(147,166)	63,349,237	52,853,794
IFRS 9 impairment loss provision	(1,328,887)	(804,984)	(8,742)	(7,223)	(118,363)	(82,785)	417	(3,012)	-	-	(1,455,575)	(898,004)

	31 December	31 December	31 December
	2024	2023	2022
Profit for the period	11,086,899	15,250,110	8,715,404
Add/(Less):
Income tax expense	4,866,033	(6,750,994)	(4,021,332)
Finance income	(10,378,433)	(18,283,669)	(5,714,055)
Finance costs	17,025,890	28,777,024	17,252,049
Other income	(251,419)	(1,274,549)	(503,315)
Other expenses	2,577,904	8,154,995	2,031,367
Monetary (gain) loss	(5,850,537)	(5,510,752)	(11,214,047)
Depreciation and amortization	47,563,030	45,189,101	47,061,700
Share of loss/(gain) of equity accounted investees	3,162,643	(2,202,029)	(753,977)
Consolidated adjusted EBITDA	69,802,010	63,349,237	52,853,794

Summary of Geographical Information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	31 December	31 December	31 December
	2024	2023	2022
Revenues
Turkiye	162,795,387	151,080,271	131,460,764
Belarus	2,176,452	1,999,047	2,223,565
Turkish Republic of Northern Cyprus	1,663,255	1,527,751	1,234,531
Netherlands	36,270	45,962	56,299
	166,671,364	154,653,031	134,975,159

	31 December	31 December
	2024	2023
Non-current assets
Turkiye	225,084,618	202,561,786
Belarus	1,067,959	1,077,448
Turkish Republic of Northern Cyprus	2,474,577	4,400,398
Unallocated non-current assets	1,955,829	641,252
	230,582,983	208,680,884